Note 13 (Tables)	6 Months Ended
Jun. 30, 2021
Financial Assets At Amortised Cost [Abstract]
Financial assets at amortised cost [Table Text Block]
The breakdown of the balance under this heading in the accompanying condensed consolidated balance sheets according to the nature of the financial instrument is as follows:

Financial assets at amortized cost (Millions of Euros)
	Notes	June 2021	December 2020
Debt securities		35,327	35,737
Loans and advances to central banks		5,087	6,209
Loans and advances to credit institutions		11,860	14,575
Loans and advances to customers		315,752	311,147
Government		19,673	19,391
Other financial corporations		10,270	9,817
Non-financial corporations		137,217	136,424
Other		148,591	145,515
Total	7	368,026	367,668
Of which: impaired assets of loans and advances to customers (*)		15,013	14,672
Of which: loss allowances of loans and advances (*)		(11,649)	(12,141)
Of which: loss allowances of debt securities		(48)	(48)
(*) See Note 6.2.

Loans and advances to customers [Table Text Block]
The breakdown of the balance under this heading in the accompanying condensed consolidated balance sheets according to the nature of the financial instrument is as follows:

Loans and advances to customers (Millions of Euros)
	June 2021	December 2020
On demand and short notice	3,381	2,835
Credit card debt	13,213	13,093
Trade receivables	16,372	15,544
Finance leases	7,795	7,650
Reverse repurchase agreements	2	71
Other term loans	269,667	267,031
Advances that are not loans	5,321	4,924
Total	315,752	311,147